Other financial liabilities (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 645,816,558	$ 601,281,734
Fixed Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	303,803,561	262,059,336
Fixed Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	35,640,020	17,333,622
Fixed Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	86,598,796	65,221,552
Fixed Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	166,400,723	167,823,319
Fixed Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	2,695,345	3,357,467
Fixed Interest Rate | Euro [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	368,815
Fixed Interest Rate | U I [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	958,466	1,308,837
Fixed Interest Rate | Boliviano [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	11,141,396	7,014,539
Variable Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	12,015,001	8,576,258
Variable Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	7,629,611	8,070,339
Variable Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	4,385,390	505,919
Variable Interest Rate | U I [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 0	$ 0